Other receivables -Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other receivables
Municipal tax on passenger boarding fees	$ 5,188	$ 4,869
Fair value of financial assets within non-current receivables	$ 58,800	$ 62,500